Provisions - Schedule of current and non-current provisions (Details) - GBP (£) £ in Millions	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Other provisions [abstract]
Current	£ 425	£ 357
Non-current	2,336	2,692
Other provisions	£ 2,761	£ 3,049	£ 3,109